Operating Lease (Tables)	6 Months Ended
Jun. 30, 2022
Operating Lease [Abstract]
Schedule of recognized operating lease liabilities, including both current and noncurrent portions
	June 30,	December 31,
	2022	2021
Right-of-use assets	$187,800	$241,554

Operating lease liabilities - current	$24,655	$51,239
Operating lease liabilities - non-current	-	-
Total operating lease liabilities	$24,655	$51,239

Schedule of related to operating leases
For the Six Months Ended June 30, 2022

Weighted-average remaining lease term of operating leases	3.4 years

Weighted-average discount rate of operating leases	4.74%

Schedule of maturity of the operating lease liabilities
Operating
Lease Liabilities
Year of 2022	$25,032
Thereafter	-
Total lease payments	$25,032
Less: imputed interest	377
Present value of operating lease liabilities	24,655
Less: current obligation	24,655
Long-term obligation on June 30, 2022	$-